Investments - Security Holdings in an Unrealized Loss Position - General Information (Details) $ in Thousands	Jun. 30, 2019 USD ($) security	Dec. 31, 2018 USD ($) security	Dec. 31, 2017 USD ($) security
Number of positions:
Number of unrealized loss positions | security	42	173	125
Fair Value
Fair Value	$ 15,855	$ 73,763	$ 80,233
Unrealized Losses
Unrealized Losses	$ 52	$ 1,265	$ 701
Equity securities
Number of positions:
Number of unrealized loss positions | security			16
Fair Value
Fair Value			$ 2,802
Unrealized Losses
Unrealized Losses			$ 109